Share Capital - Summary of Non-Vested Options (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding, beginning of the year	4,051,080	4,987,542
Number of share options vested in share-based payment arrangement	(1,816,592)	(3,023,878)
Number of share options forfeited in share-based payment arrangement	(86,960)	(182,879)
Share options outstanding, end of the year	2,123,800	4,051,080